Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$1,423	$1,536,897

Aerospace & Defense — 1.6%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	1,170	1,164,478
3.10%, 05/01/26 (Call 03/01/26)	407	425,376
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)(a)	850	859,605
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)(b)	600	661,740
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)(a)	2,465	2,687,984
United Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	1,350	1,407,213

		7,206,396

Agriculture — 1.7%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	670	679,085
4.40%, 02/14/26 (Call 12/14/25)(a)	1,760	1,945,874
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,683	1,738,253
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	1,436	1,482,526
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)(a)	929	948,695
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)	1,225	1,267,642

		8,062,075

Airlines — 0.3%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/01/26	152	163,450
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	441	460,369
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26	90	96,833
Series 2014-2, Class A, 3.75%, 09/03/26	627	665,548

		1,386,200

Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	1,115	1,153,178

Auto Manufacturers — 1.5%
American Honda Finance Corp., 2.30%, 09/09/26	800	815,744
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(a)	1,342	1,397,143
Ford Motor Credit Co. LLC
4.39%, 01/08/26(a)	1,345	1,383,951
4.54%, 08/01/26 (Call 06/01/26)	850	882,122
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	890	941,513
5.25%, 03/01/26 (Call 12/01/25)	1,314	1,479,472

		6,899,945

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)(a)	640	701,114

Banks — 25.0%
Bank of America Corp.
3.50%, 04/19/26	2,866	3,090,952
4.25%, 10/22/26	2,565	2,864,438
4.45%, 03/03/26	2,394	2,671,896
6.22%, 09/15/26	100	120,274
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	875	901,364
2.80%, 05/04/26 (Call 02/04/26)(a)	1,210	1,272,956
Bank of Nova Scotia (The), 2.70%, 08/03/26	1,266	1,318,463
Barclays PLC, 4.38%, 01/12/26	2,755	3,042,126

Security	Par (000)	Value

Banks (continued)
BPCE SA, 3.38%, 12/02/26	$565	$603,301
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	3,554	3,766,814
3.40%, 05/01/26	2,021	2,169,786
3.70%, 01/12/26	2,245	2,436,476
4.30%, 11/20/26	1,171	1,301,403
4.60%, 03/09/26	1,770	1,983,055
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	700	763,217
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	860	893,961
Cooperatieve Rabobank UA, 3.75%, 07/21/26	1,870	1,994,056
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	2,295	2,587,337
Deutsche Bank AG, 4.10%, 01/13/26	420	441,315
Deutsche Bank AG/New York NY, 4.10%, 01/13/26(a)	595	621,840
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	1,155	1,224,635
4.25%, 03/13/26	455	501,010
Fifth Third Bank/Cincinnati OH, 3.85%, 03/15/26 (Call 02/15/26)	970	1,057,358
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	2,958	3,162,339
3.75%, 02/25/26 (Call 11/25/25)	2,135	2,310,390
HSBC Holdings PLC
3.90%, 05/25/26	2,855	3,101,301
4.30%, 03/08/26	2,980	3,303,986
4.38%, 11/23/26	1,745	1,925,468
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)(a)	3,067	3,222,129
3.20%, 06/15/26 (Call 03/15/26)	2,071	2,202,198
3.30%, 04/01/26 (Call 01/01/26)	2,962	3,167,207
4.13%, 12/15/26(a)	2,173	2,438,432
7.63%, 10/15/26	405	534,689
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	475	508,393
Lloyds Banking Group PLC, 4.65%, 03/24/26	1,495	1,649,314
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	1,035	1,068,493
3.85%, 03/01/26	2,978	3,259,153
Mizuho Financial Group Inc., 2.84%, 09/13/26	940	972,101
Morgan Stanley
3.13%, 07/27/26	3,126	3,306,433
3.88%, 01/27/26	3,096	3,392,721
4.35%, 09/08/26	2,530	2,821,228
6.25%, 08/09/26	1,075	1,333,645
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,305	1,336,320
3.38%, 01/14/26	915	981,511
PNC Financial Services Group Inc. (The), 2.60%, 07/23/26 (Call 05/23/26)(a)	585	603,568
Royal Bank of Canada, 4.65%, 01/27/26(a)	1,622	1,845,544
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26	1,775	2,004,348
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)(b)	1,165	1,194,882
State Street Corp., 2.65%, 05/19/26	1,155	1,197,388
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	2,508	2,570,123
3.01%, 10/19/26	1,226	1,283,315
3.78%, 03/09/26	1,531	1,667,948

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	$865	$919,988
3.80%, 10/30/26 (Call 09/30/26)(a)	860	945,751
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	1,144	1,212,491
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,804	1,846,827
Wachovia Corp., 7.57%, 08/01/26(a)(c)	520	667,134
Wells Fargo & Co.
3.00%, 04/22/26	3,767	3,937,494
3.00%, 10/23/26	3,842	4,026,608
4.10%, 06/03/26	2,763	3,040,350
Westpac Banking Corp.
2.70%, 08/19/26	1,007	1,043,755
2.85%, 05/13/26	1,632	1,701,295

		115,334,293

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	3,470	3,767,552
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,432	1,555,496
Coca-Cola Co. (The)
2.25%, 09/01/26	880	903,417
2.55%, 06/01/26	870	908,176
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	1,040	1,126,975
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	760	770,860
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	2,215	2,277,640
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	1,789	1,848,162
2.85%, 02/24/26 (Call 11/24/25)	740	783,527

		13,941,805

Biotechnology — 1.0%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	1,382	1,427,095
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	3,113	3,393,263

		4,820,358

Building Materials — 0.4%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	175	182,413
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	540	590,577
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	370	407,440
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	450	470,430

		1,650,860

Chemicals — 1.2%
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)(a)	425	456,985
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	934	981,830
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	664	697,207
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	785	861,483
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	1,075	1,150,744
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	95	103,231
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	1,018	1,076,932

		5,328,412

Commercial Services — 0.8%
Global Payments Inc., 4.80%, 04/01/26 (Call 01/01/26)	910	1,030,648
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	1,509	1,554,511
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	795	898,803

		3,483,962

Computers — 4.6%
Apple Inc.
2.05%, 09/11/26 (Call 07/11/26)	2,280	2,302,389

Security	Par (000)	Value

Computers (continued)
2.45%, 08/04/26 (Call 05/04/26)	$2,553	$2,637,019
3.25%, 02/23/26 (Call 11/23/25)	3,541	3,808,204
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(b)	1,985	2,210,873
6.02%, 06/15/26 (Call 03/15/26)(b)	4,519	5,275,164
International Business Machines Corp.
3.30%, 05/15/26	2,890	3,112,010
3.45%, 02/19/26(a)	1,840	1,993,346

		21,339,005

Cosmetics & Personal Care — 0.6%
Procter & Gamble Co. (The)
2.45%, 11/03/26	1,185	1,245,186
2.70%, 02/02/26	687	729,807
Unilever Capital Corp., 2.00%, 07/28/26(a)	695	702,457

		2,677,450

Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 04/03/26 (Call 02/03/26)(a)	595	649,038
Air Lease Corp., 3.75%, 06/01/26 (Call 04/01/26)	375	400,376
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	800	861,368
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)(a)	1,310	1,390,945
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	410	429,389
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	370	414,123
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	1,868	1,990,634
Charles Schwab Corp. (The), 3.45%, 02/13/26 (Call 11/13/25)	230	248,444
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	785	872,598
Invesco Finance PLC, 3.75%, 01/15/26	320	349,552
Legg Mason Inc., 4.75%, 03/15/26	565	637,269
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	950	1,013,213
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	886	968,566
Raymond James Financial Inc., 3.63%, 09/15/26	637	688,546
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	545	573,029

		11,487,090

Electric — 4.6%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	425	455,417
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	445	476,070
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	115	117,207
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	35	37,818
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	60	61,207
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	717	753,151
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	515	540,400
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	285	294,034
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	745	770,948
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	930	960,867
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	605	641,118
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	1,562	1,606,939
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,030	1,098,804
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	100	106,402
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	542	584,764
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,006	1,050,747
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)(a)	355	360,769
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	50	51,285
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	1,233	1,317,066

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	$1,190	$1,242,277
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	300	317,628
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	520	549,229
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)	755	801,304
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	605	632,183
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	640	652,666
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	755	768,718
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	310	319,384
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	1,809	1,925,590
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	750	769,200
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	845	897,204
Series B, 2.95%, 11/15/26 (Call 08/15/26)	440	464,754
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	470	503,821

		21,128,971

Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	90	93,648

Electronics — 1.0%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	371	388,244
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	380	413,972
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	990	1,033,025
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	1,752	1,824,691
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	983	1,076,857

		4,736,789

Environmental Control — 0.3%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	500	522,395
Waste Management Inc., 3.20%, 06/15/26 (Call 04/15/26)	640	683,782

		1,206,177

Food — 1.9%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	125	131,240
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	601	618,243
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	310	322,037
Kellogg Co., 3.25%, 04/01/26(a)	865	919,633
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	2,247	2,291,558
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,407	1,436,997
3.50%, 02/01/26 (Call 11/01/25)	340	365,956
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)	565	613,788
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)(a)	985	1,058,727
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)(a)	967	1,065,876

		8,824,055

Forest Products & Paper — 0.3%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)(a)	1,080	1,176,152

Gas — 0.3%
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	990	1,018,473
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	320	340,211

		1,358,684

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	727	785,364

Health Care – Products — 1.5%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	1,680	1,866,211

Security	Par (000)	Value

Health Care – Products (continued)
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	$776	$796,828
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	1,635	1,781,038
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	1,062	1,152,196
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	1,297	1,361,448

		6,957,721

Health Care – Services — 0.9%
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	1,825	2,080,883
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	30	31,967
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	795	853,456
UnitedHealth Group Inc., 3.10%, 03/15/26	1,235	1,320,030

		4,286,336

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	570	596,841

Insurance — 3.7%
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)(a)	680	713,504
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	888	960,212
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	490	519,478
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	1,747	1,907,392
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	725	815,698
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	3,021	3,235,793
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)(a)	535	579,341
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	585	654,697
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	150	166,710
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	490	528,073
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	765	835,808
Manulife Financial Corp., 4.15%, 03/04/26	1,310	1,465,667
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	1,150	1,254,167
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	787	847,056
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)(a)	555	584,953
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	350	380,671
Swiss Re America Holding Corp., 7.00%, 02/15/26	140	177,117
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	633	701,630
Voya Financial Inc., 3.65%, 06/15/26	770	835,912

		17,163,879

Internet — 1.0%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)(a)	2,071	2,106,062
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	1,260	1,373,690
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)(a)	800	893,480
JD.com Inc., 3.88%, 04/29/26	355	379,044

		4,752,276

Iron & Steel — 0.8%
ArcelorMittal SA, 4.55%, 03/11/26	1,135	1,223,394
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/21)	204	217,398
Vale Overseas Ltd., 6.25%, 08/10/26	1,760	2,080,461

		3,521,253

Lodging — 0.5%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	522	590,126
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	1,016	1,061,557

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	$755	$790,070

		2,441,753

Machinery — 0.7%
Caterpillar Financial Services Corp., 2.40%, 08/09/26	420	432,575
John Deere Capital Corp.
2.25%, 09/14/26(a)	885	904,452
2.65%, 06/10/26	345	359,290
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	550	568,673
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	933	987,263

		3,252,253

Manufacturing — 0.8%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	1,000	1,017,930
General Electric Co., 5.55%, 01/05/26(a)	155	181,274
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	365	392,240
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	680	715,319
Ingersoll-Rand Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	840	899,917
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	410	443,797

		3,650,477

Media — 2.0%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	2,688	2,856,860
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	1,020	1,157,904
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	425	468,919
TCI Communications Inc., 7.88%, 02/15/26	365	479,968
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)(a)	115	121,737
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	1,797	1,804,547
3.00%, 02/13/26	436	465,918
ViacomCBS Inc., 4.00%, 01/15/26 (Call 10/15/25)	1,080	1,179,857
Walt Disney Co. (The), 3.38%, 11/15/26 (Call 08/15/26)	545	591,854

		9,127,564

Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	60	74,360

Oil & Gas — 5.3%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	1,238	1,313,419
3.41%, 02/11/26 (Call 12/11/25)	1,150	1,234,858
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	2,168	2,301,570
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	1,341	1,563,016
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	275	280,624
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)(a)	864	961,088
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	701	715,721
3.04%, 03/01/26 (Call 12/01/25)	2,722	2,894,656
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	1,015	1,151,832
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)(a)	980	1,130,136
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	1,025	1,124,446
Occidental Petroleum Corp.
3.20%, 08/15/26 (Call 06/15/26)	835	861,044
3.40%, 04/15/26 (Call 01/15/26)	1,430	1,494,779
5.55%, 03/15/26 (Call 12/15/25)	1,547	1,783,645
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	855	950,162

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
2.50%, 09/12/26(a)	$1,205	$1,245,560
2.88%, 05/10/26	2,140	2,258,256
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)(a)	1,222	1,294,098

		24,558,910

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(b)	25	26,426
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	865	974,916

		1,001,342

Pharmaceuticals — 5.5%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(b)	4,485	4,632,287
3.20%, 05/14/26 (Call 02/14/26)	1,952	2,049,151
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)(b)	2,196	2,349,325
Cigna Corp., 4.50%, 02/25/26 (Call 11/27/25)(b)	1,436	1,605,606
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	1,965	2,021,651
3.00%, 08/15/26 (Call 06/15/26)	895	928,840
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	1,931	2,004,532
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	2,465	2,628,873
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	800	857,216
Pfizer Inc.
2.75%, 06/03/26(a)	1,240	1,302,397
3.00%, 12/15/26	1,588	1,697,969
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	3,016	3,172,923

		25,250,770

Pipelines — 3.1%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	510	584,603
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	1,064	1,190,754
Energy Transfer Operating LP, 4.75%, 01/15/26 (Call 10/15/25)	1,105	1,210,417
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	1,260	1,363,446
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	460	415,122
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	215	246,820
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	375	399,859
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	625	677,037
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	1,806	2,099,511
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	1,031	1,091,747
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26 (Call 04/15/26)	695	729,548
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	1,007	1,145,614
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	1,180	1,521,339
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	835	931,159
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	603	630,569

		14,237,545

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	425	483,926

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 6.5%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	$570	$622,275
4.30%, 01/15/26 (Call 10/15/25)	150	167,199
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	667	705,493
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	1,210	1,286,605
4.40%, 02/15/26 (Call 11/15/25)(a)	746	829,246
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	480	507,062
2.95%, 05/11/26 (Call 02/11/26)	545	573,226
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,215	1,254,038
3.65%, 02/01/26 (Call 11/03/25)	1,110	1,202,474
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	840	910,006
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	405	424,553
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	1,231	1,328,520
4.45%, 02/15/26 (Call 11/15/25)	939	1,044,525
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	510	529,380
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	300	316,458
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)(a)	570	633,418
Equinix Inc.
2.90%, 11/18/26 (Call 09/18/26)	445	454,065
5.88%, 01/15/26 (Call 01/15/21)	1,150	1,219,575
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	890	931,554
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	425	452,680
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	1,150	1,302,662
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	456	486,967
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	711	753,532
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	175	194,654
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)(a)	800	824,976
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	360	367,805
Liberty Property LP, 3.25%, 10/01/26 (Call 07/01/26)(a)	140	149,834
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	503	530,549
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	720	772,459
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	690	779,645
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	610	684,688
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	385	420,817
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	365	386,758
5.25%, 02/15/26 (Call 08/15/25)	362	392,527
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	867	931,409
3.30%, 01/15/26 (Call 10/15/25)(a)	1,016	1,087,801
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)(a)	175	188,393
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	300	304,215
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	640	665,024
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	878	919,564
4.13%, 01/15/26 (Call 10/15/25)	386	422,682
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)	720	813,607

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	$744	$825,587
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	225	247,185

		29,845,692

Retail — 3.1%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)(a)	460	482,830
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	1,185	1,206,282
3.00%, 04/01/26 (Call 01/01/26)	1,490	1,585,658
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	1,779	1,823,457
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	2,038	2,229,490
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	370	399,297
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	790	812,231
Target Corp., 2.50%, 04/15/26	1,060	1,105,474
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	1,087	1,112,197
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	2,150	2,226,325
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)	1,355	1,448,983

		14,432,224

Semiconductors — 2.4%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	1,270	1,362,342
Broadcom Inc., 4.25%, 04/15/26 (Call 02/15/26)(b)	2,705	2,923,023
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	1,316	1,370,903
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	1,080	1,180,894
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	760	857,098
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	1,180	1,264,098
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(a)(b)	940	1,084,995
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(b)	1,040	1,120,631

		11,163,984

Software — 2.9%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)(a)	990	1,061,161
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	365	388,389
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	360	415,084
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	1,625	1,709,532
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	1,955	2,065,966
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)(a)	4,301	4,458,460
Oracle Corp., 2.65%, 07/15/26 (Call 04/15/26)	3,133	3,266,027

		13,364,619

Telecommunications — 2.4%
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	1,026	1,068,661
3.88%, 01/15/26 (Call 10/15/25)	927	1,009,309
4.13%, 02/17/26 (Call 11/17/25)	2,458	2,710,314
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,325	1,382,094
2.95%, 02/28/26	1,464	1,564,723
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)(a)	710	739,053
Verizon Communications Inc., 2.63%, 08/15/26	2,442	2,528,593

		11,002,747

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	356	370,713

Transportation — 1.4%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	305	319,582

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	$770	$799,822
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	1,013	1,069,232
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	855	935,284
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	1,012	1,065,191
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	660	685,846
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	1,238	1,287,433
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	405	416,502

		6,578,892

Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	546	565,891

Total Corporate Bonds & Notes — 98.5% (Cost: $428,117,902)		455,000,848

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	16,985	16,995,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	2,602	2,602,000

		19,597,503

Total Short-Term Investments — 4.3% (Cost: $19,589,960)		19,597,503

Total Investments in Securities — 102.8% (Cost: $447,707,862)		474,598,351

Other Assets, Less Liabilities — (2.8)%		(12,752,068)

Net Assets — 100.0%		$461,846,283

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,898	(4,913)	16,985	$16,995,503	$15,872	(b)	$586		$1,098
BlackRock Cash Funds: Treasury, SL Agency Shares	963	1,639	2,602	2,602,000	6,014		—		—

				$19,597,503	$21,886		$586		$1,098

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2026 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$455,000,848	$—	$455,000,848
Money Market Funds	19,597,503	—	—	19,597,503

	$19,597,503	$455,000,848	$—	$474,598,351